Pension Liabilities - Actuarial assumptions on the balance sheet date (Details) - Defined-Benefit Pension Plan	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Liabilities
Discount rate	1.45%	2.30%
Mortality table	2,020	2,020
Salary revaluation rate	2.00%	1.00%
Retirement pension inflation rate	1.00%	0.50%
Deposit rate on savings accounts	1.50%	1.00%
Turnover rate	10.00%	10.00%
Remaining life expectancy after retirement	23 years 1 month 6 days	18 years 7 months 6 days
Retirement age	65 years	65 years